Financial Assets at Fair Value - Summary of Changes in Financial Instruments of Short-term and Long-term Investments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Financial assets at fair value through other comprehensive income [abstract]
Additions	¥ 737,494
Settlements (including coupon interest received)	(195,364)
Accrued interest	3,333
Discount accreted	6,059
Change in fair value debited to other comprehensive income	(2,513)
Exchange difference	27,985
Closing Balance	¥ 576,994